                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-21326

               Cohen & Steers REIT and Preferred Income Fund, Inc. (Exact name of registrant as specified in charter)

                      757 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                                Robert H. Steers
                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-3232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003


Item 1. Reports to Stockholders.

The registrant's semi-annual report to shareholders, for the period ended June 30, 2003, is hereby included.

Item 9. Controls and Procedures.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.






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Item 10. Exhibits.

(a)(2)(i) Certification, dated as of August 19, 2003, of Robert H. Steers, principal executive officer of the registrant.

(a)(2)(ii) Certification, dated as of August 19, 2003, of Martin Cohen, principal financial officer of the registrant.

(b) (1) Certification, dated as of August 19, 2003, of Robert H. Steers, chief executive officer, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002.

(b) (2) Certification, dated as of August 19, 2003, of Martin Cohen, chief financial officer, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.


         By: /s/ Robert H. Steers, Chairman

         Date: August 19, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         By: /s/ Robert H. Steers, Chairman, Secretary and principal executive officer

         Date: August 19, 2003

         By: /s/ Martin Cohen, President, Treasurer and principal
                 financial officer

         Date: August 19, 2003









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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

August 19, 2003

To Our Shareholders:

    We are pleased to submit to your our first shareholder report for the period ending June 30, 2003. The net asset value per common share at that date was $23.84. Because the fund commenced operations on June 27, 2003, we are just at the beginning of our investment program. At quarter-end, we had invested approximately $107.3 million, or 10.5% of our initial capital. Of this amount, approximately $90.5 million was invested in REIT common stocks and $16.8 million was invested in preferred securities. Subsequent to quarter-end, the underwriters' final over-allotment was exercised, increasing the fund's total common shares outstanding to 48.2 million. The fund also declared $0.17 per share monthly dividends payable to common shareholders of record on August 15, 2003, September 15, 2003, and October 15, 2003.

    On August 18, 2003, the fund issued $620 million in Auction Market Preferred Shares. The proceeds of this issue, which received a AAA/Aaa rating from Standard & Poor's and Moody's, will be used to make additional investments in REITs and preferred securities. The fund also entered into several interest rate swap transactions. These transactions are designed to reduce the risk that an increase in short-term interest rates could have on the fund's common shares as a result of leverage. As we continue to execute our investment program, we anticipate entering into additional interest rate swap agreements in order to fix the rate on the majority of our borrowings.

INVESTMENT REVIEW

    In today's market environment, many investors are finding REITs to be a very appealing asset class. Offering the potential for high income, tangible underlying asset value, low correlation to other assets and long-term growth, REITs are becoming increasingly more appreciated by investors. Further, we believe that the prudent use of leverage -- which is plentiful today at a low cost -- by real estate owners and investors has helped real estate prices remain firm despite weak fundamentals. REITs have been able to take advantage of the strong demand for property by selling assets, enabling them to reposition and upgrade the quality of their portfolios while simultaneously strengthening their balance sheets. Moreover, low interest rates have allowed REITs to refinance existing high cost debt and boost earnings. With signs of an economic recovery beginning to emerge, we remain confident that real estate fundamentals are poised to improve over the coming quarters.

    Emerging economic strength has driven up Treasury yields from very low levels in recent weeks, which we view as a correction from unsustainably low levels. As Treasury yields have climbed, we have seen the preferred market become more attractive, enabling us to effectively begin deploying our initial capital in line with expectations. We have also seen a good number of new issues come to market, further expanding our universe of investment opportunities. Lower default rates and improving growth prospects have supported the general

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

compression of risk premiums (credit spreads) on corporate obligations, including preferred securities. In light of our positive economic outlook, we expect this trend to continue.

Sincerely,

             MARTIN COHEN                ROBERT H. STEERS
             MARTIN COHEN                ROBERT H. STEERS
             President                   Chairman

             GREG E. BROOKS              WILLIAM F. SCAPELL
             GREG E. BROOKS              WILLIAM F. SCAPELL
             Portfolio manager           Portfolio manager

--------------------------------------------------------------------------
           Cohen & Steers is online at COHENANDSTEERS.COM

    We have enhanced both the look and features of our Web site to give you more information about our company, our funds and the REIT market in general. Check out our interactive Asset Allocation Tool, which allows you to hypothetically add REITs to any portfolio to see how they impact expected total returns and risk. Or try the Fund Performance Calculator and see how our funds have performed versus the S&P 500 Index or Nasdaq Composite. As always, you can also get daily net asset values, fund fact sheets, portfolio highlights, recent news articles and our overall insights on the REIT market.

              So visit us today at COHENANDSTEERS.COM
--------------------------------------------------------------------------



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                                       2








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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2003 (UNAUDITED)

                                                        NUMBER        VALUE        DIVIDEND
                                                       OF SHARES     (NOTE 1)      YIELD(a)
                                                       ---------     --------      --------
EQUITIES                                      10.53%
  COMMON STOCK                                8.88%
    DIVERSIFIED                               0.62%
         Colonial Properties Trust..................     35,600    $  1,252,764       7.56%
         iStar Financial............................     50,000       1,825,000       7.26
         Vornado Realty Trust.......................     75,100       3,274,360       6.24
                                                                   ------------
                                                                      6,352,124
                                                                   ------------
    HEALTH CARE                               0.97%
         Health Care Property Investors.............    149,200       6,318,620       7.84
         Nationwide Health Properties...............      3,200          50,976       9.29
         Ventas.....................................    235,000       3,560,250       7.06
                                                                   ------------
                                                                      9,929,846
                                                                   ------------
    INDUSTRIAL                                0.23%
         First Industrial Realty Trust..............     75,000       2,370,000       8.67
                                                                   ------------
    OFFICE                                    2.64%
         CarrAmerica Realty Corp. ..................    155,000       4,310,550       7.19
         Equity Office Properties Trust.............    172,600       4,661,926       7.40
         Highwoods Properties.......................     25,500         568,650       7.62
         Mack-Cali Realty Corp. ....................    110,100       4,005,438       6.93
         Maguire Properties.........................    694,200      13,363,350       8.31
                                                                   ------------
                                                                     26,909,914
                                                                   ------------
    OFFICE/INDUSTRIAL                         0.24%
         Liberty Property Trust.....................     67,200       2,325,120       6.94
         Mission West Properties....................      7,400          84,138       8.44
                                                                   ------------
                                                                      2,409,258
                                                                   ------------
    RESIDENTIAL -- APARTMENT                  2.36%
         Archstone-Smith Trust......................    669,800      16,075,200       7.13
         AvalonBay Communities......................     99,100       4,225,624       6.57
         Camden Property Trust......................     73,800       2,579,310       7.27
         Gables Residential Trust...................     35,600       1,076,188       7.97
         Mid-America Apartment Communities..........      1,800          48,618       8.66
                                                                   ------------
                                                                     24,004,940
                                                                   ------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.

                See accompanying notes to financial statements.
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                                       3





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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                        NUMBER        VALUE        DIVIDEND
                                                       OF SHARES     (NOTE 1)       YIELD
                                                       ---------     --------      --------
    SELF STORAGE                              0.01%
         Sovran Self Storage........................      3,500    $    110,250       7.62%
                                                                   ------------
    SHOPPING CENTER                           1.81%
      COMMUNITY CENTER                        0.75%
         Heritage Property Investment Trust.........     47,100       1,275,468       7.75
         New Plan Excel Realty Trust................    295,300       6,304,655       7.73
         Ramco-Gershenson Properties Trust..........        800          18,640       7.21
                                                                   ------------
                                                                      7,598,763
                                                                   ------------
      REGIONAL MALL                           1.06%
         Glimcher Realty Trust......................     81,800       1,832,320       8.57
         Macerich Co. ..............................    215,200       7,559,976       6.49
         Mills Corp. ...............................     43,200       1,449,360       6.74
                                                                   ------------
                                                                     10,841,656
                                                                   ------------
         TOTAL SHOPPING CENTER......................                 18,440,419
                                                                   ------------
             TOTAL COMMON STOCK (Identified
                cost -- $90,252,424)................                 90,526,751
                                                                   ------------
  PREFERRED SECURITIES                        1.65%
    AUTO MANUFACTURING                        0.03%
         Ford Motor Co., 7.40% Series (CORTS)(a)....      9,400         231,522       7.51
         Ford Motor Co., 8.00% Series (CORTS)(a)....        100           2,510       7.97
         Ford Motor Co., 8.125% Series (SATURNS)(b).      4,000         101,040       8.04
                                                                   ------------
                                                                        335,072
                                                                   ------------
    CABLE/MEDIA                               0.01%
         AOL Time Warner, 7.625%, Series A-1
           (CABCO)(c)...............................      1,900          48,640       7.46
                                                                   ------------
    COMMERCIAL BANK -- CENTRAL U.S.           0.08%
         Old Second Bancorp Capital Trust I,
           7.80%....................................     70,000         759,500       7.19
                                                                   ------------
    DIVERSIFIED TELECOMMUNICATIONS            0.05%
         Telephone & Data Systems, 7.60%,
           Series A.................................     17,800         467,428       7.24
                                                                   ------------
    FINANCE -- CREDIT CARD                    0.01%
         MBNA Capital, 8.125%, Series D.............      4,900         130,144       7.64
                                                                   ------------

-------------------
(a) (CORTS) Corporate Trust Securities.
(b) (SATURNS) Structured Asset Trust Unit Repackagings.
(c) (CABCO) Corporate Assets Backed Corporation.

                See accompanying notes to financial statements.
--------------------------------------------------------------------------------
                                       4

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                        NUMBER        VALUE        DIVIDEND
                                                       OF SHARES     (NOTE 1)       YIELD
                                                       ---------     --------      --------
    PROPERTY/CASUALTY INSURANCE               0.78%
         Ace Ltd., 7.80%, Series C..................    300,000    $  7,903,140       7.25%
                                                                   ------------
    REAL ESTATE                               0.50%
         Health Care REIT, 7.875%, Series D.........    100,000       2,500,000       7.88
         Mills Corp., 8.75%, Series E...............    100,000       2,645,000       8.28
                                                                   ------------
                                                                      5,145,000
                                                                   ------------
    REINSURANCE                               0.19%
         PartnerRe Ltd., 6.75%, Series C............     65,000       1,688,700       6.51
         RenaissanceRe Holdings Ltd., 7.30%, Series
           B........................................     11,000         292,600       6.88
                                                                   ------------
                                                                      1,981,300
                                                                   ------------
             TOTAL PREFERRED SECURITIES
                (Identified cost -- $16,615,890)....                 16,770,224
                                                                   ------------
             TOTAL EQUITIES (Identified
                cost -- $106,868,314)...............                107,296,975
                                                                   ------------

                See accompanying notes to financial statements.
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                                       5

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           JUNE 30, 2003 (UNAUDITED)

                                                               PRINCIPAL         VALUE
                                                                 AMOUNT         (NOTE 1)
                                                                 ------         --------
COMMERCIAL PAPER                                    70.63%
      AIG Funding, 1.13%, due 7/1/03.......................   $ 48,000,000   $   48,000,000
      American Express Credit Corp., 1.05%, due 7/1/03.....     48,000,000       48,000,000
      American General Financial Corp., 1.13%, due
         7/1/03............................................     48,000,000       48,000,000
      BNP Paribas Financial, 1.13%, due 7/1/03.............     48,000,000       48,000,000
      Citigroup, 1.13%, due 7/1/03.........................     48,000,000       48,000,000
      Clipper Receivables, 0.92%, due 7/3/03...............     96,000,000       95,995,093
      General Electric Capital Corp., 1.13%, due 7/1/03....     48,000,000       48,000,000
      Household Finance Corp., 1.13%, due 7/1/03...........     48,000,000       48,000,000
      National Australia Funding, 1.13%, due 7/1/03........     48,000,000       48,000,000
      Prudential Funding Corp., 1.00%, due 7/1/03..........     48,000,000       48,000,000
      San Paolo U.S. Finance Co., 1.13%, due 7/1/03........     48,000,000       48,000,000
      State Street Boston Corp., 1.13%, due 7/1/03.........     48,000,000       48,000,000
      Total Fina Elf Capital, 1.13%, due 7/1/03............     48,000,000       48,000,000
      UBS Financial, 1.13%, due 7/1/03.....................     48,000,000       48,000,000
                                                                             --------------
           TOTAL COMMERCIAL PAPER (Identified
             cost -- $719,995,093).........................                     719,995,093
                                                                             --------------
SHORT TERM -- U.S. GOVERNMENT                       25.74%
      Federal Home Loan Bank, 0.70%, due 7/1/03............    132,340,000      132,340,000
      Federal National Mortgage Association, 0.70%, due
         7/1/03............................................    130,000,000      130,000,000
                                                                             --------------
           TOTAL SHORT TERM -- U.S. GOVERNMENT
             (Identified cost -- $262,340,000).............                     262,340,000
                                                                             --------------
TOTAL INVESTMENTS (Identified cost --
  $1,089,203,407).................................. 106.90%                   1,089,632,068

LIABILITIES IN EXCESS OF OTHER ASSETS ............   (6.90)%                    (70,335,552)
                                                    ------                   --------------
NET ASSETS (Equivalent to $23.84 per share based on
  42,754,200 shares of capital stock
  outstanding)..................................... 100.00%                  $1,019,296,516
                                                    ------                   --------------
                                                    ------                   --------------

                See accompanying notes to financial statements.
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                                       6








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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)

ASSETS:
    Investments in securities, at value (Identified
      cost -- $1,089,203,407) (Note 1)......................  $1,089,632,068
    Cash....................................................          25,081
    Dividends and interest receivable.......................         234,334
                                                              --------------
        Total Assets........................................   1,089,891,483
                                                              --------------
LIABILITIES:
    Payable for investment securities purchased.............      68,723,551
    Payable for original fund offering costs................       1,782,675
    Payable to investment manager...........................          72,565
    Other liabilities.......................................          16,176
                                                              --------------
        Total Liabilities...................................      70,594,967
                                                              --------------
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES................  $1,019,296,516
                                                              --------------
                                                              --------------
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES consist of:
    Paid-in Capital (Notes 1 and 5).........................  $1,018,619,025
    Undistributed net investment income.....................         248,830
    Net unrealized appreciation on investments..............         428,661
                                                              --------------
                                                              $1,019,296,516
                                                              --------------
                                                              --------------
NET ASSET VALUE PER COMMON SHARE:
  ($1,019,296,516[div]42,754,200 shares outstanding)........  $        23.84
                                                              --------------
                                                              --------------
MARKET PRICE PER COMMON SHARE...............................  $        25.05
                                                              --------------
                                                              --------------
MARKET PRICE PREMIUM TO NET ASSET VALUE PER COMMON SHARE....            5.08%
                                                              --------------
                                                              --------------

                See accompanying notes to financial statements.
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                                       7

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                            STATEMENT OF OPERATIONS
       FOR THE PERIOD JUNE 27, 2003(a) THROUGH JUNE 30, 2003 (UNAUDITED)

Investment Income (Note 1):
    Dividend income.........................................  $234,333
    Interest income.........................................   103,238
                                                              --------
         Total Income.......................................   337,571
                                                              --------
Expenses:
    Investment management fees (Note 2).....................    72,565
    Administration fees (Note 2)............................     8,572
    Reports to shareholders.................................     2,553
    Custodian fees and expenses.............................     2,330
    Professional fees.......................................     1,713
    Directors' fees and expenses (Note 2)...................       521
    Transfer agent fees and expenses........................       319
    Miscellaneous...........................................       168
                                                              --------
         Total Expenses.....................................    88,741
                                                              --------
Net Investment Income.......................................   248,830
                                                              --------
Net Unrealized Gain on Investments:
    Net unrealized appreciation on investments..............   428,661
                                                              --------
Net Increase in Net Assets Resulting from Operations........  $677,491
                                                              --------
                                                              --------

---------
(a) Commencement of operations.

                See accompanying notes to financial statements.
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                                       8





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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                  STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                FOR THE PERIOD
                                                               JUNE 27, 2003(a)
                                                                   THROUGH
                                                                JUNE 30, 2003
                                                              ------------------
Change in Net Assets:
    From Operations:
         Net investment income..............................    $      248,830
         Net unrealized appreciation on investments.........           428,661
                                                                --------------
              Net increase in net assets resulting from
                operations..................................           677,491
                                                                --------------
    Capital Stock Transactions (Note 5):
         Increase in net assets from fund share
            transactions....................................     1,018,518,750
                                                                --------------
              Total increase in net assets..................     1,019,196,241
    Net Assets:
         Beginning of period................................           100,275
                                                                --------------
         End of period......................................    $1,019,296,516
                                                                --------------
                                                                --------------

---------
(a) Commencement of operations.

                See accompanying notes to financial statements.
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                                       9

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                        FINANCIAL HIGHLIGHTS (UNAUDITED)

    The following table includes selected data for a common share outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                              FOR THE PERIOD
                                                             JUNE 27, 2003(a)
                                                                  THROUGH
PER SHARE OPERATING PERFORMANCE:                               JUNE 30, 2003
--------------------------------                              ---------------
Net asset value, beginning of period........................     $  23.88
                                                                 --------
Income from investment operations:
    Net investment income...................................         0.00
    Net unrealized gain on investments......................         0.01
                                                                 --------
        Total income from investment operations.............         0.01
                                                                 --------
Less: Offering costs charged to paid-in capital.............        (0.05)
                                                                 --------
Net decrease in net asset value.............................        (0.04)
                                                                 --------
Net asset value, end of period..............................     $  23.84
                                                                 --------
                                                                 --------
Market value, end of period.................................     $  25.05
                                                                 --------
                                                                 --------
=========================================================================
Net asset value total return(b).............................        -0.15%(c)
                                                                 --------
                                                                 --------
Market value return(b)......................................         0.20%(c)
                                                                 --------
                                                                 --------
=========================================================================

RATIOS/SUPPLEMENTAL DATA:
-------------------------
Net assets, end of period (in millions).....................     $1,019.3
                                                                 --------
                                                                 --------
Ratio of expenses to average daily net assets...............         0.79%(d)
                                                                 --------
                                                                 --------
Ratio of net investment income to average daily net
  assets....................................................         2.23%(d)
                                                                 --------
                                                                 --------
Portfolio turnover rate.....................................         0.00%(c)
                                                                 --------
                                                                 --------

-------------------

(a) Commencement of operations.
(b) Total market value return is computed based upon the New York Stock Exchange market price of the fund's shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the fund's dividend reinvestment plan. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested.
(c) Not annualized.
(d) Annualized.

                See accompanying notes to financial statements.
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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

    Cohen & Steers REIT and Preferred Income Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on March 25, 2003 and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified management investment company. The fund had no operations until June 6, 2003 when it sold 4,200 shares of common stock for $100,275 to Cohen & Steers Capital Management, Inc. (the investment manager). Investment operations commenced on June 27, 2003.

    The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the board of directors shall determine in good faith to reflect its fair market value.

    Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

    Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, but excluding securities admitted to trading on the Nasdaq national list, are valued at the official closing prices as reported by Nasdaq, the National Quotations Bureau or such other comparable sources as the board of directors deems appropriate to reflect their fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the board of directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the board of directors believes reflect most closely the value of such securities.

    Short-term debt securities, which have a maturity of 60 days or less, are valued at amortized cost which approximates value.

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                                       11

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for accounting and tax purposes. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums of securities purchased are amortized using the scientific method over their respective lives.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid to common shareholders monthly. Dividends to shareholders are recorded on the ex-dividend date. A portion of the fund's dividend may consist of amounts in excess of net investment income derived from nontaxable components of the dividends from the fund's portfolio investments. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

    Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principals.

    Federal Income Taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

NOTE 2. INVESTMENT MANAGEMENT FEES, ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Investment Management Fees: Cohen & Steers Capital Management, Inc. (the investment manager) serves as the investment manager to the fund, pursuant to an investment management agreement (the management agreement). The investment manager furnishes a continuous investment program for the fund's portfolio, makes the day-to-day investment decisions for the fund and generally manages the fund's investments in accordance with the stated polices of the fund, subject to the general supervision of the board of directors of the fund. The investment manager also performs certain administrative services for the fund.

    For the services under the management agreement, the fund pays the investment manager a monthly management fee, computed daily and payable monthly at an annual rate of 0.65% of the fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of any fund preferred shares. For the period June 27, 2003 (commencement of operations) through June 30, 2003, the fund incurred investment management fees of $72,565.

    Administration Fees: Pursuant to an administration agreement, the investment manager also performs certain administrative and accounting functions for the fund and receives a fee equal to, on an annual basis, 0.06% of the fund's average daily managed assets up to $1 billion, 0.04% of the fund's average daily managed assets in excess of $1 billion up to $1.5 billion and 0.02% of the fund's average daily managed assets in excess of $1.5 billion. For the period June 27, 2003 (commencement of operations) through June 30, 2003, the fund incurred $6,657 in administration fees.

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                                       12

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

    Director's Fees: Certain directors and officers of the fund are also directors, officers and/or employees of the investment manager. None of the directors and officers so affiliated received compensation for their services. For the period June 27, 2003 (commencement of operations) through June 30, 2003, fees and related expenses accrued for nonaffiliated directors totaled $521.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities, excluding short-term investments, for the period June 27, 2003 (commencement of operations) through June 30, 2003, totaled $106,868,314 and $0, respectively.

NOTE 4. INCOME TAXES

    At June 30, 2003 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate cost...................................  $1,089,203,407
                                                   --------------
                                                   --------------
Gross unrealized appreciation....................  $      612,198
Gross unrealized depreciation....................        (183,537)
                                                   --------------
Net unrealized appreciation on investments.......  $      428,661
                                                   --------------
                                                   --------------

    Net investment income and net realized gains differ for financial statement and tax purposes primarily due to return of capital and capital gain distributions received by the fund on portfolio securities. To the extent such differences are permanent in nature, such amounts are reclassified within the capital accounts. Short-term capital gains are reflected in the financial statements as realized gains on investments but are typically reclassified as ordinary income for tax purposes.

NOTE 5. CAPITAL STOCK

    On June 27, 2003, the fund completed the initial public offering of 42,750,000 shares of common stock. Proceeds paid to the fund amounted to $1,018,518,750 after deduction of underwriting commissions and offering expenses of $50,231,250.

NOTE 6. SUBSEQUENT EVENTS

    On July 17, 2003, the fund completed a subsequent offering of 2,500,000 shares of common stock. Proceeds paid to the fund amounted to $59,562,500 after deduction of underwriting commissions and offering expenses of $2,937,500.

    On August 4, 2003 and August 11, 2003, the fund entered into, on a forward basis, three interest rate swap transactions with UBS AG. The notional amount of each swap is $58,125,000. The purpose of these transactions is to lock in a payment rate on these swaps in anticipation of the fund's projected issuance of auction rate preferred shares. The swaps are intended to reduce or eliminate the risk that an increase in short-term interest

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                                       13

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

            NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- (CONTINUED)

rates could have on the performance of the fund's common shares as a result of the leverage created by the issuance of the auction rate preferred shares.

    On August 5, 2003, the fund completed a subsequent offering of 2,940,000 shares. Proceeds to the fund amounted to $70,045,500 after deduction of underwriting commissions and offering expenses of $3,454,500.

    On August 18, 2003, the fund issued 3,280 Auction Market Preferred Shares, Series M7 (par value $0.001), 3,280 Auction Market Preferred Shares, Series T7 (par value $0.001), 3,280 Auction Market Preferred Shares, Series W7 (par value $0.001), 3,280 Auction Market Preferred Shares, Series TH7 (par value $0.001), 3,280 Auction Market Preferred Shares, Series F7 (par value $0.001), 2,800 Auction Market Preferred Shares, Series W28A (par value $0.001), 2,800 Auction Market Preferred Shares, Series W28B (par value $0.001), and 2,800 Auction Market Preferred Shares, Series W28C (par value $0.001). Proceeds paid to the fund amounted to $612,816,830 after deduction of underwriting commissions and offering expenses of $7,183,170. This issue has received a 'AAA/Aaa' rating from Standard & Poor's and Moody's.

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                                       14

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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------
                               REINVESTMENT PLAN

   We urge shareholders who want to take advantage of this plan and whose shares are held in 'street name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the fund may purchase, from time to time, shares of its common stock in the open market.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                           PRIVACY POLICY

   The fund is committed to maintaining the privacy of its shareholders and to safeguarding their personal information. The following is provided to help you understand what personal information the fund collects, how we protect that information, and why in certain cases we may share this information with others.

   The fund does not receive any personal information relating to shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the fund, to conduct and process your business in an accurate and efficient manner, we must collect and maintain certain personal information about you. This is the information we collect on applications or other forms, and from the transactions you make with us.

   The fund does not disclose any personal information about its shareholders or former shareholders to anyone, except as required or permitted by law or as is necessary to service shareholder accounts. We will share information with organizations, such as the fund's transfer agent, that assist the fund in carrying out its daily business operations. These organizations will use this information only for purposes of providing the services required or as otherwise as may be required by law. These organizations are not permitted to share or use this information for any other purpose. In addition, the fund restricts access to personal information about its shareholders to employees of the adviser who have a legitimate business need for the information.
--------------------------------------------------------------------------------




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                                       15

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

                          MEET THE COHEN & STEERS FAMILY OF OPEN-END FUNDS:

              FOR HIGH CURRENT INCOME:                                 FOR TOTAL RETURN:

                  COHEN & STEERS                                        COHEN & STEERS
                 EQUITY INCOME FUND                                     REALTY SHARES

      IDEAL FOR INVESTORS SEEKING A HIGH DIVIDEND         IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL
      YIELD AND CAPITAL APPRECIATION, INVESTING           RETURN THROUGH BOTH CURRENT INCOME AND
      PRIMARILY IN REITS                                  CAPITAL APPRECIATION, INVESTING PRIMARILY
                                                          IN REITS
      A, B, C AND I SHARES AVAILABLE
                                                          SYMBOL: CSRSX
      SYMBOLS: CSEIX, CSBIX, CSCIX, CSDIX


              FOR CAPITAL APPRECIATION:                                FOR TOTAL RETURN:

                    COHEN & STEERS                                       COHEN & STEERS
                  SPECIAL EQUITY FUND                             INSTITUTIONAL REALTY SHARES

      IDEAL FOR INVESTORS SEEKING MAXIMUM CAPITAL         IDEAL FOR INVESTORS SEEKING MAXIMUM TOTAL
      APPRECIATION, INVESTING IN A LIMITED NUMBER         RETURN THROUGH BOTH CURRENT INCOME AND
      OF REITS AND OTHER REAL ESTATE COMPANIES            CAPITAL APPRECIATION, INVESTING PRIMARILY
                                                          IN REITS
      CONCENTRATED, HIGHLY FOCUSED PORTFOLIO
                                                          OFFERS LOW TOTAL EXPENSE RATIO
      SYMBOL: CSSPX
                                                          HIGHER MINIMUM PURCHASE REQUIRED

                                                          SYMBOL: CSRIX


                          FOR MORE INFORMATION ABOUT ANY COHEN & STEERS FUND
                           OR TO OBTAIN A PROSPECTUS PLEASE CONTACT US AT:
                     1-800-330-REIT, OR VISIT OUR WEB SITE AT COHENANDSTEERS.COM

     THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT EACH FUND INCLUDING ALL CHARGES AND EXPENSES,
                           AND SHOULD BE READ CAREFULLY BEFORE YOU INVEST.

                                                           COHEN & STEERS SECURITIES, LLC, DISTRIBUTOR

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                                       16

--------------------------------------------------------------------------------
               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

OFFICERS AND DIRECTORS                 KEY INFORMATION

 Robert H. Steers                      INVESTMENT MANAGER
 Director and chairman                 Cohen & Steers Capital Management, Inc.
                                       757 Third Avenue
 Martin Cohen                          New York, NY 10017
 Director and president                (212) 832-3232

 Gregory C. Clark                      FUND SUBADMINISTRATOR AND CUSTODIAN
 Director                              State Street Bank and Trust Company
                                       225 Franklin Street
 Bonnie Cohen                          Boston, MA 02110
 Director
                                       TRANSFER AGENT -- COMMON SHARES
 George Grossman                       Equiserve Trust Company
 Director                              150 Royall Street
                                       Canton, MA 02021
 Richard J. Norman                     (800) 426-5523
 Director
                                       LEGAL COUNSEL
 Willard H. Smith Jr.                  Simpson Thacher & Bartlett
 Director                              425 Lexington Avenue
                                       New York, NY 10017
 Greg E. Brooks
 Vice president                        New York Stock Exchange Symbol: RNP

 Adam Derechin                         Web site: cohenandsteers.com
 Vice president and assistant
 treasurer                             This report is for shareholder
                                       information. This is not a prospectus
 Lawrence B. Stoller                   intended for use in the purchase or sale
 Assistant secretary                   of fund shares. Past performance is of
                                       course no guarantee of future results
                                       and your investment may be worth more
                                       or less at the time you sell.

--------------------------------------------------------------------------------
                                       17

        COHEN & STEERS
REIT AND PREFERRED INCOME FUND




-------------------------------
       SEMIANNUAL REPORT
         JUNE 30, 2003




COHEN & STEERS
REIT AND PREFERRED INCOME FUND
757 THIRD AVENUE
NEW YORK, NY 10017




                          STATEMENT OF DIFFERENCES
                          ------------------------

The section symbol shall be expressed as .................................'SS'
The division sign shall be expressed as ..................................[div]